INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                          INA/PUTNAM SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS
                               December 31, 1999

                                   (Audited)




This report is submitted for the general information of owners of Investors Life Insurance Company of North America INA/Putnam Separate Account variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.

Investors Life Insurance
Company of North America
Administrative Office:  Austin, TX

                       Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of North America INA/Putnam Separate Account and the Board of Directors of Investors Life Insurance Company of North America

In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America INA/Putnam Separate Account (the Separate Account) at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles in the United States. These financial statements are the responsibility of the Separate Account's
Management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of securities at December 31, 1999 by correspondence with the underlying funds provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Dallas, Texas
February 22, 20000

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
COMBINED BALANCE SHEET
Period Ended December 31, 1999


ASSETS


Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS

Money Market

368,879 qualified shares         (Cost $368,879)           $ 368,879
833,153 non-qualified shares     (Cost $833,153)             833,153

High Yield Trust

10,570 qualified shares          (Cost $185,580)             109,400
187,103 non-qualified shares     (Cost $2,987,303)         1,936,523

Equity Income Fund

7,047 qualified shares           (Cost $36,554)              98,233
54,231 non-qualified shares      (Cost $652,881)            755,978

Investors Trust

54,516 qualified shares          (Cost $560,670)          1,043,999
84,827 non-qualified shares      (Cost $819,406)          1,624,435

Income Fund

32,122 qualified shares          (Cost $205,705)            204,297
39,006 non-qualified shares      (Cost $197,580)            248,082

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

6,530,340 non-qualified shares   (Cost $6,530,340)        6,530,340

Putnam Variable Trust Growth and Income

161,078 non-qualified shares     (Cost $3,011,699)        4,316,898

Putnam Variable Trust Income
(formerly U.S. Government and
High Quality Bond)

141,698 non-qualified shares     (Cost $1,858,387)        1,774,062

Total Assets                                           $ 19,844,279

The accompanying notes are an integral part of these financial statements

CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):

PUTNAM DIVISIONS

Money Market

116,281 qualified accumulation
        units outstanding            ($3.1723080 Per Unit)   $   368,879
259,973 non-qualified accumulation
        units outstanding            ($3.2047680 Per Unit)       833,153

High Yield Trust

16,803 qualified accumulation
       units outstanding             ($6.5107240 Per Unit)        109,400
311,626 non-qualified accumulation
        units outstanding            ($6.2142540 Per Unit)      1,936,523

Equity Income Fund

12,870 qualified accumulation
       units outstanding             ($7.6326810 Per Unit)         98,233
98,218 non-qualified accumulation
       units outstanding             ($7.6969420 Per Unit)        755,978

Investors Trust

57,179 qualified accumulation
       units outstanding             ($18.2584280 Per Unit)     1,043,999
96,764 non-qualified accumulation
       units outstanding             ($16.7875980 Per Unit)     1,624,435

Income Fund

36,458 qualified accumulation
       units outstanding             ($5.6036150 Per Unit)        204,297
46,215 non-qualified accumulation
       units outstanding             ($5.3680040 Per Unit)        248,082

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

2,473,443 non-qualified accumulation
          units outstanding           ($2.6401820 Per Unit)     6,530,340

Putnam Variable Trust Growth and Income

553,365 non-qualified accumulation
        units outstanding              ($7.8011770 Per Unit)    4,316,898

Putnam Variable Trust Income Fund

500,055 non-qualified accumulation
        units outstanding              ($3.5477330 Per Unit)    1,774,062

Contract Owners' Equity                                      $ 19,844,279


The accompanying notes are an integral part of these financial statements

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF OPERATIONS
Year Ended December 31, 1999


                                                    Money           Money
                                                    Market          Market
                                                  Qualified     Non-Qualified

Investment Income:
Dividends                                          $18,574          $42,866

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                     3,650            8,423

Investment income - net                             14,924           34,443

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                   0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       164,115           288,809
Cost of shares sold                                164,115           288,809

Net realized gain (loss) on investments                  0                 0

Net unrealized gain (loss) on investments                0                 0

Net realized and unrealized gain (loss)
 on investments                                          0                 0

Net Increase (Decrease) in Net Assets
from Investment Operations                         $14,924           $34,443



                                                 High Yield        High Yield
                                                   Trust             Trust
                                                 Qualified       Non-Qualified

Investment Income:
Dividends                                          $18,960          $210,047

Expenses:
Mortality risk and expense fees guarantee
 (Notes 1 and 3)                                     1,652            18,627

Investment income - net                             17,308           191,420

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                  0                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       118,960            140,427
Cost of shares sold                                164,194            140,967

Net realized gain (loss) on investments            (45,234)             (540)

Net unrealized gain (loss) on investments           38,290           (86,215)

Net realized and unrealized gain (loss)
 on investments                                     (6,944)          (86,755)

Net Increase (Decrease) in Net Assets
from Investment Operations                         $10,364          $104,665


The accompanying notes are an integral part of these financial statements

                                                   Equity        Equity
                                                   Income        Income
                                                 Qualified    Non-Qualified

Investment Income:
Dividends                                         $4,295        $33,139

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1and 3)                                      995          7,644

Investment income - net                            3,300         25,495

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions            7,090         54,582

Net realized gain (loss) on investments:
Proceeds from sale of shares                       7,060         40,684
Cost of shares sold                                6,719         38,824

Net realized gain (loss) on investments              341          1,860

Net unrealized gain (loss) on investments        (10,368)       (79,519)

Net realized and unrealized gain (loss)
 on investments                                   (2,937)       (23,077)

Net Increase (Decrease) in Net Assets
from Investment Operations                          $363         $2,418



                                                  Investors     Investors
                                                    Trust         Trust
                                                  Qualified    Non-Qualified

Investment Income:
Dividends                                              $0             $0

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                    8,982         13,796

Investment income - net                           ($8,982)      ($13,796)

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions             6,942         10,791

Net realized gain (loss) on investments:
Proceeds from sale of shares                      310,108        333,139
Cost of shares sold                               213,829        204,119

Net realized gain (loss) on investments            96,279        129,020

Net unrealized gain (loss) on investments         147,100        261,074

Net realized and unrealized gain
 on investments                                   250,321        400,885

Net Increase (Decrease) in Net Assets
from Investment Operations                       $241,339       $387,089


The accompanying notes are an integral part of these financial statements

                                                   Income        Income
                                                    Fund          Fund
                                                 Qualified    Non-Qualified

Investment Income:
Dividends                                          $15,030       $17,431

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                    2,239          2,595

Investment income - net                            12,791         14,836

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                 0              0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       84,365        140,097
Cost of shares sold                                85,661        137,764

Net realized gain (loss) on investments            (1,296)         2,333

Net unrealized gain (loss) on investments         (18,582)       (25,745)

Net realized and unrealized gain (loss)
on investments                                    (19,878)       (23,412)

Net Increase (Decrease) in Net Assets
from Investment Operations                        ($7,087)       ($8,576)





                                                  Putnam
                                              Variable Trust
                                                  Money
                                                  Market
                                              Non-Qualified

Investment Income:
Dividends                                         $329,440

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                    65,425

Investment income - net                            264,015

Net Realized and Unrealized Gain (Loss)
  on Investments:
Net realized capital gain distributions                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     1,081,576
Cost of shares sold                              1,081,576

Net realized gain (loss) on investments                  0

Net unrealized gain (loss) on investments                0

Net realized and unrealized gain (loss)                  0
 on investments

Net Increase (Decrease) in Net Assets
from Investment Operations                        $264,015


The accompanying notes are an integral part of these financial statements

                                              Putnam Variable
                                               Trust Growth
                                                and Income
                                               Non-Qualified

Investment Income:
   Dividends                                       $110,751

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                     43,502

Investment income - net                              67,249

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions             259,426

Net realized gain (loss) on investments:
Proceeds from sale of shares                        648,277
Cost of shares sold                                 619,661

Net realized gain (loss) on investments              28,616

Net unrealized gain (loss) on investments          (339,821)

Net realized and unrealized gain (loss)
 on investments                                     (51,779)

Net Increase (Decrease) in Net Assets
from Investment Operations                          $15,470


The accompanying notes are an integral part of these financial statements


                                                    Putnam
                                                Variable Trust
                                                 Income Fund
                                            (formerly US Gov't and
                                              High Quality Bond)
                                                 Non-Qualified

Investment Income:
Dividends                                          $117,940

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                     17,233

Investment income - net                             100,707

Net Realized and Unrealized Gain (Loss)
  on Investments:
Net realized capital gain distributions              10,374

Net realized gain (loss) on investments:
Proceeds from sale of shares                        124,813
Cost of shares sold                                 121,514

Net realized gain (loss) on investments               3,299

Net unrealized gain (loss) on investments          (171,035)

Net realized and unrealized gain (loss)
 on investments                                    (157,362)

Net Increase (Decrease) in Net Assets
from Investment Operations                         ($56,655)


The accompanying notes are an integral part of these financial statements

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
FOR YEAR ENDED DECEMBER 31, 1999


                                               Money Market    Money Market
                                                Qualified      Non-Qualified
                                            (formerly Daily   (formerly Daily
                                             Dividend Trust)   Dividend Trust)
Investment Operations:
Investment income-net                              $14,924          $34,443
Realized capital gain distributions                      0                0
Net realized gain (loss) on investments                  0                0
Net unrealized gain (loss) on investments                0                0

Net increase (decrease) in net assets from
 investment operations                              14,924           34,443

Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                 0                0
Net contract surrenders and transfers out
(Note 3)                                           (56,763)        (260,275)
Benefit payments to annuitants                           0          (20,111)

Net increase (decrease) from accumulation unit
transactions                                       (56,763)        (280,386)

Net Increase (Decrease) in Net Assets              (41,839)        (245,943)
Net Assets:
Net assets at December 31, 1998                    410,718         1,079,096

Net assets at December 31, 1999                   $368,879         $833,153




                                                Money Market    Money Market
                                                 Qualified      Non-Qualified
                                             (formerly Daily   (formerly Daily
                                              Dividend Trust)   Dividend Trust)
Investment Operations:
Investment income-net                               $18,638          $50,109
Realized capital gain distributions                       0                0
Net realized gain (loss) on investments                   0                0
Net unrealized gain (loss) on investments                 0                0

Net increase (decrease) in net assets from
investment operations                               $18,638          $50,109


Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                  0                0
Net contract surrenders and transfers out
(Note 3)                                            (44,153)        (218,307)
Benefit payments to annuitants                       (5,516)          (2,828)

Net increase (Decrease) from accumulation
unit transactions                                   (49,669)        (221,135)

Net Increase (Decrease) in Net Assets               (31,031)        (171,026)

Net Assets:
Net assets at December 31, 1997                     441,749         1,250,122

Net assets at December 31, 1998                    $410,718        $1,079,096

The accompanying notes are an integral part of these financial statements

                                                   High Yield      High Yield
                                                      Trust            Trust
                                                   Qualified      Non-Qualified

Investment Operations:
Investment income-net                               $17,308         $191,420
Realized capital gain distributions                       0                0
Net realized gain (loss) on investments             (45,234)            (540)
Net unrealized gain (loss) on investments            38,290          (86,215)

Net increase (decrease) in net assets from
 investment operations                               10,364          104,665

Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                  0                0
Net contract surrenders and transfers out
(Note 3)                                           (113,675)        (119,447)
Benefit payments to annuitants                       (3,632)          (2,353)

Net increase (decrease) from accumulation
unit transactions                                  (117,307)        (121,800)

Net Increase (Decrease) in Net Assets              (106,943)         (17,135)

Net Assets:
Net assets at December 31, 1998                     216,343         1,953,658

Net assets at December 31, 1999                    $109,400        $1,936,523




                                                   High Yield      High Yield
                                                      Trust            Trust
                                                   Qualified      Non-Qualified

Investment Operations:
Investment income-net                                $25,021         $199,445
Realized capital gain distributions                        0                0
Net realized gain (loss) on investments              (10,214)             959
Net unrealized gain (loss) on investments            (38,459)        (390,368)

Net increase (decrease) in net assets from
investment operations                               ($23,652)       ($189,964)

Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                   0                0
Net contract surrenders and transfers out
(Note 3)                                             (31,067)        (132,954)
Benefit payments to annuitants                       (16,925)          (7,967)

Net increase (Decrease) from accumulation
unit transactions                                    (47,992)        (140,921)

Net Increase (Decrease) in Net Assets                (71,644)        (330,885)

Net Assets:
Net assets at December 31, 1997                      287,987        2,284,543

Net assets at December 31, 1998                     $216,343       $1,953,658

The accompanying notes are an integral part of these financial statements

                                                    Equity          Equity
                                                    Income          Income
                                                  Qualified      Non-Qualified
Investment Operations:
Investment income-net                                 $3,300          $25,495
Realized capital gain distributions                    7,090           54,582
Net realized gain (loss) on investments                  341            1,860
Net unrealized gain (loss) on investments            (10,368)         (79,519)

Net increase (decrease) in net assets from
investment operations                                   $363           $2,418

Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                   0                0
Net contract surrenders and transfers out
(Note 3)                                                 (40)         (33,041)
Benefit payments to annuitants                        (6,025)               0

Net increase (decrease) from accumulation
unit transactions                                     (6,065)         (33,041)

Net Increase (Decrease) in Net Assets                 (5,702)         (30,623)

Net Assets:
Net assets at December 31, 1998                      103,935          786,601

Net assets at December 31, 1999                      $98,233         $755,978


                                                     Equity           Equity
                                                     Income           Income
                                                   Qualified      Non-Qualified

Investment Operations:
Investment income-net                                  $2,791         $19,456
Realized capital gain distributions                     7,435          56,280
Net realized gain (loss) on investments                10,561             153
Net unrealized gain (loss) on investments              (4,687)          6,163

Net increase (decrease) in net assets
from investment operations                            $16,100         $82,052

Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                    0               0
Net contract surrenders and transfers out
(Note 3)                                              (51,834)         (1,730)
Benefit payments to annuitants                         (7,327)              0

Net increase (Decrease) from accumulation
unit transactions                                     (59,161)         (1,730)

Net Increase (Decrease) in Net Assets                 (43,061)          80,322

Net Assets:
Net assets at December 31, 1997                       146,996          706,279

Net assets at December 31, 1998                      $103,935         $786,601


The accompanying notes are an integral part of these financial statements

                                                    Investors        Investors
                                                      Trust            Trust
                                                    Qualified      Non-Qualified
Investment Operations:
Investment income-net                                 ($8,982)        ($13,796)
Realized capital gain distributions                     6,942           10,791
Net realized gain (loss) on investments                96,279          129,020
Net unrealized gain (loss) on investments             147,100          261,074

Net increase (decrease) in net assets from
 investment operations                                241,339          387,089

Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                    0                0
Net contract surrenders and transfers out
(Note 3)                                             (289,126)        (313,529)
Benefit payments to annuitants                        (12,000)          (5,814)

Net increase (decrease) from accumulation
unit transactions                                    (301,126)        (319,343)

Net Increase (Decrease) in Net Assets                 (59,787)          67,746

Net Assets:
Net assets at December 31, 1998                     1,103,786        1,556,689

Net assets at December 31, 1999                     $1,043,999      $1,624,435




                                                   Investors        Investors
                                                      Trust            Trust
                                                   Qualified      Non-Qualified

Investment Operations:
Investment income-net                                  ($9,964)       ($12,568)
Realized capital gain distributions                     27,728          39,075
Net realized gain (loss) on investments                 34,798           3,214
Net unrealized gain (loss) on investments              254,375         368,836

Net increase (decrease) in net assets from
investment operations                                  306,937         398,557

Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                    0                0
Net contract surrenders and transfers out
(Note 3)                                             (126,892)          (6,269)
Benefit payments to annuitants                        (14,715)          (5,285)

Net increase (Decrease) from accumulation
unit transactions                                    (141,607)         (11,554)

Net Increase (Decrease) in Net Assets                 165,330          387,003

Net Assets:
Net assets at December 31, 1997                       938,456        1,169,686

Net assets at December 31, 1998                    $1,103,786       $1,556,689


The accompanying notes are an integral part of these financial statements

                                                      Income          Income
                                                       Fund            Fund
                                                   Qualified      Non-Qualified
Investment Operations:
Investment income-net                                 $12,791          $14,836
Realized capital gain distributions                         0                0
Net realized gain (loss) on investments                (1,296)           2,333
Net unrealized gain (loss) on investments             (18,582)         (25,745)

Net increase (decrease) in net assets from
investment operations                                 ($7,087)         ($8,576)


Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                    0                0
Net contract surrenders and transfers out
(Note 3)                                              (82,127)         (68,196)
Benefit payments to annuitants                              0             (602)

Net increase (decrease) from accumulation
unit transactions                                     (82,127)         (68,798)

Net Increase (Decrease) in Net Assets                 (89,214)         (77,374)

Net Assets:
Net assets at December 31, 1998                       293,511          325,456


Net assets at December 31, 1999                      $204,297         $248,082


                                                     Income          Income
                                                      Fund            Fund
                                                   Qualified      Non-Qualified

Investment Operations:
Investment income-net                                 $15,591          $17,482
Realized capital gain distributions                         0                0
Net realized gain (loss) on investments                    (6)             (65)
Net unrealized gain (loss) on investments              (7,876)          (8,842)

Net increase (decrease) in net assets from
 investment operations                                  7,709            8,575

Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                    0                0
Net contract surrenders and transfers out
(Note 3)                                               (3,180)            (125)
Benefit payments to annuitants                              0           (5,938)

Net increase (Decrease) from accumulation
unit transactions                                      (3,180)          (6,063)

Net Increase (Decrease) in Net Assets                   4,529            2,512

Net Assets:
Net assets at December 31, 1997                       288,982          322,944

Net assets at December 31, 1998                      $293,511         $325,456


The accompanying notes are an integral part of these financial statements

                                                        Putnam
                                                    Variable Trust
                                                         Money
                                                         Market
                                                     Non-Qualified
Investment Operations:
Investment income-net                                $264,015
Realized capital gain distributions                         0
Net realized gain (loss) on investments                     0
Net unrealized gain (loss) on investments                   0

Net increase (decrease) in net assets from
investment operations                                 264,015


Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                    0
Net contract surrenders and transfers out
(Note 3)                                             (959,586)
Benefit payments to annuitants                        (38,758)

Net increase (decrease) from accumulation
unit transactions                                    (998,344)

Net Increase (Decrease) in Net Assets                (734,329)

Net Assets:
Net assets at December 31, 1998                     7,264,669

Net assets at December 31, 1999                    $6,530,340



                                                      Putnam
                                                  Variable Trust
                                                       Money
                                                       Market
                                                  Non-Qualified

Investment Operations:
Investment income-net                                $309,830
Realized capital gain distributions                         0
Net realized gain (loss) on investments                     0
Net unrealized gain (loss) on investments                   0

Net increase (decrease) in net assets from
investment operations                                 309,830

Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                              350,854
Net contract surrenders and transfers out
(Note 3)                                           (1,253,011)
Benefit payments to annuitants                        (37,400)

Net increase (Decrease) from accumulation
unit transactions                                    (939,557)

Net Increase (Decrease) in Net Assets                (629,727)

Net Assets:
Net assets at December 31, 1997                     7,894,396

Net assets at December 31, 1998                    $7,264,669

The accompanying notes are an integral part of these financial statements

                                                Putnam Variable
                                                 Trust Growth
                                                  and Income
                                                 Non-Qualified
Investment Operations:
Investment income-net                                  $67,249
Realized capital gain distributions                    259,426
Net realized gain (loss) on investments                 28,616
Net unrealized gain (loss) on investments             (339,821)

Net increase (decrease) in net assets from
investment operations                                   15,470

Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                               286,339
Net contract surrenders and transfers out
(Note 3)                                              (595,190)
Benefit payments to annuitants                         (15,627)

Net increase (decrease) from accumulation
unit transactions                                     (324,478)

Net Increase (Decrease) in Net Assets                 (309,008)

Net Assets:
Net assets at December 31, 1998                      4,625,906

Net assets at December 31, 1999                     $4,316,898




                                                  Putnam Variable
                                                    Trust Growth
                                                     and Income
                                                   Non-Qualified

Investment Operations:
Investment income-net                                  $136,497
Realized capital gain distributions                     414,679
Net realized gain (loss) on investments                   1,212
Net unrealized gain (loss) on investments                61,530

Net increase (decrease) in net assets from
investment operations                                   613,918

Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                127,963
Net contract surrenders and transfers out
(Note 3)                                               (656,777)
Benefit payments to annuitants                          (11,881)

Net increase (Decrease) from accumulation
unit transactions                                      (540,695)

Net Increase (Decrease) in Net Assets                    73,223

Net Assets:
Net assets at December 31, 1997                       4,552,683

Net assets at December 31, 1998                      $4,625,906

The accompanying notes are an integral part of these financial statements

                                                    Putnam Variable
                                                   Trust Income Fund
                                                  (formerly US Gov't and
                                                   High Quality Bond)
                                                      Non-Qualified
Investment Operations:
Investment income-net                                  $100,707
Realized capital gain distributions                      10,374
Net realized gain (loss) on investments                   3,299
Net unrealized gain (loss) on investments              (171,035)

Net increase (decrease) in net assets from
investment operations                                  ($56,655)

Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                 22,911
Net contract surrenders and transfers out
(Note 3)                                                (88,480)
Benefit payments to annuitants                          (19,282)

Net increase (decrease) from accumulation
unit transactions                                       (84,851)

Net Increase (Decrease) in Net Assets                  (141,506)

Net Assets:
Net assets at December 31, 1998                       1,915,568

Net assets at December 31, 1999                      $1,774,062


                                                     Putnam Variable
                                                   Trust Income Fund
                                                   (formerly US Gov't and
                                                    High Quality Bond)
                                                      Non-Qualified

Investment Operations:
Investment income-net                                   $90,639
Realized capital gain distributions                           0
Net realized gain (loss) on investments                   7,127
Net unrealized gain (loss) on investments                36,901

Net increase (decrease) in net assets from
investment operations                                   134,667


Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                 37,328
Net contract surrenders and transfers out
(Note 3)                                               (212,126)
Benefit payments to annuitants                          (20,534)

Net increase (Decrease) from accumulation
unit transactions                                      (195,332)

Net Increase (Decrease) in Net Assets                   (60,665)

Net Assets:
Net assets at December 31, 1997                       1,976,233

Net assets at December 31, 1998                      $1,915,568

The accompanying notes are an integral part of these financial statements

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1999



Note 1. Organization

Investors Life Insurance Company of North America - INA/Putnam Separate Account (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (formerly the Putnam Capital Manager Trust") (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund (formerly Putnam Strategic Income Trust), Putnam Money Market Fund (which was known as the Putnam Daily Dividend Trust prior to a name change which was effective September 1, 1994) and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund (formerly Putnam Variable Trust U.S. Government and High Quality Bond Fund) and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account:


(a) the market value of investments is based on closing bid prices (net asset value) at December 31, 1999; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.


Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the year ended December 31, 1999 was $309,250. Payments for the year ended December 31, 1999 were $2,670,225 with respect to contract surrender benefits and $124,204 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.


Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity

Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange
Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

INA/Putnam Separate Account
Note 7. Accumulation Units Transactions
For the Year Ended 12/31/99

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 1999 and units outstanding at December 31, 1999 were as follows:


                                             Money Market        Money Market
                                               Qualified        Non-Qualified
                                           (formerly Daily    (formerly Daily
                                            Dividend Trust)    Dividend Trust)

Units outstanding at December 31, 1998          $134,573           $349,907

Units purchased and transfers in                       0                  0

Benefits, surrenders and transfers out           (18,292)           (89,934)

Units outstanding at December 31, 1999          $116,281           $259,973


                                               High Yield          High Yield
                                                  Trust              Trust
                                                Qualified        Non-Qualified

Units outstanding at December 31, 1998           $35,048            $331,566

Units purchased and transfers in                       0                   0

Benefits, surrenders and transfers out           (18,245)            (19,940)

Units outstanding at December 31, 1999           $16,803            $311,626



                                                  Equity              Equity
                                                  Income              Income
                                                Qualified        Non-Qualified

Units outstanding at December 31, 1998            $13,634            $102,352

Units purchased and transfers in                        0                   0

Benefits, surrenders and transfers out               (764)             (4,134)

Units outstanding at December 31, 1999            $12,870             $98,218



                                                 Investors          Investors
                                                   Trust              Trust
                                                 Qualified        Non-Qualified

Units outstanding at December 31, 1998             $77,934           $119,546

Units purchased and transfers in                         0                  0

Benefits, surrenders and transfers out             (20,755)           (22,782)

Units outstanding at December 31, 1999             $57,179            $96,764


                                                    Income              Income
                                                     Fund                Fund
                                                 Qualified        Non-Qualified

Units outstanding at December 31, 1998             $50,830            $58,838

Units purchased and transfers in                         0                  0

Benefits, surrenders and transfers out             (14,372)           (12,623)

Units outstanding at December 31, 1999             $36,458            $46,215

                                                   Putnam
                                               Variable Trust
                                                   Money
                                                   Market
                                                Non-Qualified

Units outstanding at December 31, 1998          $2,858,428

Units purchased and transfers in                         0

Benefits, surrenders and transfers out            (384,985)

Units outstanding at December 31, 1999          $2,473,443


                                                Putnam Variable
                                                 Trust Growth
                                                   and Income
                                                 Non-Qualified

Units outstanding at December 31, 1998            $596,576

Units purchased and transfers in                    33,751

Benefits, surrenders and transfers out             (76,962)

Units outstanding at December 31, 1999            $553,365


                                                Putnam Variable
                                               Trust Income Fund
                                              (formerly US Gov't and
                                               High Quality Bond)
                                                 Non-Qualified

Units outstanding at December 31, 1998            $523,878

Units purchased and transfers in                     6,446

Benefits, surrenders and transfers out             (30,269)

Units outstanding at December 31, 1999            $500,055



The accumulation units for ten of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1999 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                             Accumulation         Aggregate
                                                  Units              Value


Money Market Non-Qualified
(formerly Daily Dividend Trust)                 114,104           $365,677
High Yield Trust Qualified                        5,066           $ 32,983
High Yield Trust Non-Qualified                    4,203           $ 26,119
Equity Income Fund Qualified                      8,056           $ 61,489
Investors Trust Qualified                         9,131           $166,718
Investors Trust Non-Qualified                     3,580           $ 60,100
Income Fund Non-Qualified                         1,363           $  7,317
Putnam Variable Trust Money Market,
Non-Qualified                                   181,953           $480,389
Putnam Variable Trust Growth and  Income
Fund, Non-Qualified                              22,331           $174,208
Putnam Variable Trust Income Fund,
Non-Qualified                                    67,801           $240,540

                                                 Monthly            Annuity
                                             Annuity Units        Unit Value


Money Market Non-Qualified
(formerly Daily Dividend Trust)                   1,980           $1.1302956
High Yield Trust Qualified                          255           $3.3449665
High Yield Trust Non-Qualified                      104           $3.2985971
Equity Income Fund Qualified                        172           $2.9027333
Investors Trust Qualified                           312           $6.9644632
Investors Trust Non-Qualified                       217           $3.9888146
Income Fund Non-Qualified                            23           $2.9841430
Putnam Variable Trust Money Market,
Non-Qualified                                     3,647           $1.3042551
Putnam Variable Trust Growth and Income,
Non-Qualified                                       505           $3.0293567
Putnam Variable Trust Income Fund,
Non-Qualified                                     1,136           $1.7141441